Note 1 - Significant Nature of Operations (Details Textual) $ in Thousands, $ in Millions				1 Months Ended							12 Months Ended
	Nov. 27, 2024 USD ($)	Nov. 25, 2024 USD ($)	Aug. 19, 2024 USD ($)	Aug. 31, 2024 CAD ($)	Apr. 30, 2024 CAD ($)	Feb. 29, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Feb. 28, 2023 CAD ($)	Apr. 30, 2022 CAD ($)	Mar. 31, 2022 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Statement Line Items [Line Items]
Retained earnings							$ (245,445)				$ (274,892)	$ (245,445)	$ (180,779)
Proceeds from private placement		$ 1
Government loan [member]
Statement Line Items [Line Items]
Borrowings							4,299				7,824	4,299	3,777
The 2027 notes [member]
Statement Line Items [Line Items]
Proceeds from borrowings, classified as financing activities	$ 4										5,498	$ 0	$ 0
Federal Economic Development for Northern Ontario [member]
Statement Line Items [Line Items]
Proceeds from government grants, classified as financing activities							$ 4,000
Proceeds from borrowings, classified as financing activities				$ 1,000	$ 2,000	$ 2,267		$ 250
Federal Economic Development for Northern Ontario [member] | Government loan [member]
Statement Line Items [Line Items]
Borrowings											$ 5,267
Proceeds from borrowings, classified as financing activities						$ 2,267		$ 250	$ 1,000	$ 2,000
U.S. Department of Defense (“DoD”) [member]
Statement Line Items [Line Items]
Proceeds from government grants, classified as financing activities			$ 20